Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2020
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

(All amounts in table are expressed in thousands of Canadian dollars)

	Canada					US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Loveland Nickel (Enid Creek)	Lingman Lake	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2018	288	222	42	-	-	8	42	602
Acquisition costs	10	8	-	83	14	3	-	118
Balance, December 31, 2019	298	230	42	83	14	11	42	720
Acquisition costs – cash	10	8	-	-	-	-	4	22
Impairment	-	-	-	(83)	-	-	-	(83)
Balance, December 31, 2020	308	238	42	-	14	11	46	659

Exploration
Balance, December 31, 2018	1,431	209	22	-	-	-	62,215	63,877
Administration	1	1	-	-	-	-	12	14
Corporate social responsibility	2	1	-	-	-	-	-	3
Property maintenance	7	7	-	-	-	-	17	31
Drilling	32	-	12	15	5	-	197	261
Environmental, health and safety	-	-	-	-	-	-	8	8
Geology	24	14	1	15	6	-	140	200
Geophysics	1	1	4	3	2	-	28	39
Helicopter charter aircraft (recovery)	-	-	-	-	-	-	(21)	(21)
Infrastructure	-	-	-	-	-	-	11	11
Impairment	-	-	-	-	-	(11)	(26,499)	(26,510)
	67	24	17	33	13	(11)	(26,107)	(25,964)
Balance, December 31, 2019	1,498	233	39	33	13	(11)	36,108	37,913
Administration	2	1	-	-	-	-	9	12
Drilling	-	-	5	167	-	-	43	215
Geology	21	13	69	83	-	-	56	242
Geophysics	2	-	28	72	-	-	3	105
Helicopter charter aircraft	-	-	-	-	-	-	8	8
Property maintenance	6	5	1	-	-	-	25	37
Camp site cleanup	-	-	-	-	-	-	267	267
Impairment	-	-	-	(355)	-	-	-	(355)
	31	19	103	(33)	-	-	411	531
Balance, December 31, 2020	1,529	252	142	-	13	-	36,519	38,445

Total, December 31, 2019	1,796	463	81	116	27	-	36,150	38,633
Total, December 31, 2020	1,837	490	184	-	27	-	36,565	39,103